Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) SUBSIDARY	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairments of long-lived assets	$ 0	$ 0	$ 0
Number of subsidiary corporations owned | SUBSIDARY	10
Unrecognized Tax Benefits	$ 0	0
Interest or penalties incurred	$ 0	$ 0	$ 0
Maximum
Summary Of Significant Accounting Policies [Line Items]
Marketable securities stated maturity period	1 year